PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)

Common Stocks – 34.6% of Net Assets
	Aerospace & Defense – 0.5%
10	Axon Enterprise, Inc.(a)	$1,800
62	Boeing Co. (The)(a)	12,836
17	General Dynamics Corp.	3,447
1	L3Harris Technologies, Inc.	230
12	Moog, Inc., Class A	906
29	Raytheon Technologies Corp.	2,577

		21,796

	Air Freight & Logistics – 0.2%
41	Expeditors International of Washington, Inc.	5,054
22	United Parcel Service, Inc., Class B	4,696

		9,750

	Airlines – 0.1%
2	Alaska Air Group, Inc.(a)	106
23	Delta Air Lines, Inc.(a)	900
139	JetBlue Airways Corp.(a)	1,950

		2,956

	Auto Components – 0.1%
3	Aptiv PLC(a)	519
5	BorgWarner, Inc.	225
94	Dana, Inc.	2,086
14	Visteon Corp.(a)	1,584

		4,414

	Automobiles – 0.5%
52	Ford Motor Co.(a)	888
124	General Motors Co.(a)	6,749
11	Tesla, Inc.(a)	12,254
13	Thor Industries, Inc.	1,326

		21,217

	Banks – 1.9%
67	Ameris Bancorp	3,510
64	Bancorp, Inc. (The)(a)	1,955
225	Bank of America Corp.	10,751
65	Cadence Bank	1,886
152	Citigroup, Inc.	10,512
72	Citizens Financial Group, Inc.	3,411
3	Comerica, Inc.	255
32	Cullen/Frost Bankers, Inc.	4,144
18	Fifth Third Bancorp	784
119	Fulton Financial Corp.	1,916
133	Huntington Bancshares, Inc.	2,094
58	International Bancshares Corp.	2,459
140	KeyCorp	3,258
12	M&T Bank Corp.	1,766

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
66	People’s United Financial, Inc.	$1,131
26	PNC Financial Services Group, Inc. (The)	5,487
71	Regions Financial Corp.	1,681
91	Truist Financial Corp.	5,776
89	Trustmark Corp.	2,831
49	U.S. Bancorp	2,958
54	Webster Financial Corp.	3,022
145	Wells Fargo & Co.	7,418
24	Wintrust Financial Corp.	2,124

		81,129

	Beverages – 0.9%
62	Coca-Cola Co. (The)	3,495
31	Constellation Brands, Inc., Class A	6,721
309	Keurig Dr Pepper, Inc.	11,152
158	Monster Beverage Corp.(a)	13,430
23	PepsiCo, Inc.	3,717

		38,515

	Biotechnology – 1.1%
19	AbbVie, Inc.	2,179
54	Alnylam Pharmaceuticals, Inc.(a)	8,616
17	Amgen, Inc.	3,519
3	Biogen, Inc.(a)	800
43	BioMarin Pharmaceutical, Inc.(a)	3,407
57	CRISPR Therapeutics AG(a)	5,206
9	Ligand Pharmaceuticals, Inc.(a)	1,313
15	Moderna, Inc.(a)	5,178
28	Regeneron Pharmaceuticals, Inc.(a)	17,918

		48,136

	Building Products – 0.3%
10	Carlisle Cos., Inc.	2,229
11	Carrier Global Corp.	574
10	Johnson Controls International PLC	734
10	Lennox International, Inc.	2,993
28	Owens Corning	2,615
19	Trex Co., Inc.(a)	2,022

		11,167

	Capital Markets – 2.4%
3	Ameriprise Financial, Inc.	906
162	Bank of New York Mellon Corp. (The)	9,590
3	BlackRock, Inc.	2,830
191	Charles Schwab Corp. (The)	15,668
5	CME Group, Inc.	1,103
21	FactSet Research Systems, Inc.	9,322
20	Franklin Resources, Inc.	630
23	Goldman Sachs Group, Inc. (The)	9,507
53	Intercontinental Exchange, Inc.	7,338
5	Invesco Ltd.	127

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
49	Janus Henderson Group PLC	$2,279
69	KKR & Co., Inc.	5,497
10	Moody’s Corp.	4,042
12	Morgan Stanley	1,233
11	MSCI, Inc.	7,314
23	Northern Trust Corp.	2,830
8	S&P Global, Inc.	3,793
86	SEI Investments Co.	5,421
109	State Street Corp.	10,742
2	T. Rowe Price Group, Inc.	434
12	Virtus Investment Partners, Inc.	3,840

		104,446

	Chemicals – 0.4%
61	Dow, Inc.	3,414
8	DuPont de Nemours, Inc.	557
4	Ecolab, Inc.	889
27	HB Fuller Co.	1,904
18	Innospec, Inc.	1,631
4	International Flavors & Fragrances, Inc.	590
15	Linde PLC	4,788
22	Minerals Technologies, Inc.	1,561
3	PPG Industries, Inc.	482
4	Sherwin-Williams Co. (The)	1,266
13	Stepan Co.	1,560

		18,642

	Commercial Services & Supplies – 0.2%
13	MSA Safety, Inc.	1,989
2	Republic Services, Inc.	269
19	Tetra Tech, Inc.	3,338
29	Viad Corp.(a)	1,287
5	Waste Management, Inc.	801

		7,684

	Communications Equipment – 0.3%
1	Arista Networks, Inc.(a)	410
31	Ciena Corp.(a)	1,683
165	Cisco Systems, Inc.	9,235
2	F5 Networks, Inc.(a)	422
17	Lumentum Holdings, Inc.(a)	1,404

		13,154

	Construction & Engineering – 0.1%
58	AECOM(a)	3,965

	Consumer Finance – 0.9%
263	Ally Financial, Inc.	12,556
81	American Express Co.	14,076
81	Capital One Financial Corp.	12,233

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
14	Green Dot Corp., Class A(a)	$593

		39,458

	Containers & Packaging – 0.1%
16	Ball Corp.	1,464
14	International Paper Co.	695
37	WestRock Co.	1,780

		3,939

	Distributors – 0.0%
12	Genuine Parts Co.	1,573

	Diversified Telecommunication Services – 0.1%
382	Lumen Technologies, Inc.	4,531

	Electric Utilities – 0.2%
38	American Electric Power Co., Inc.	3,219
5	Edison International	315
9	Eversource Energy	764
17	IDACORP, Inc.	1,773
34	NextEra Energy, Inc.	2,901
12	PPL Corp.	346

		9,318

	Electrical Equipment – 0.5%
7	Acuity Brands, Inc.	1,438
14	Eaton Corp. PLC	2,307
12	Hubbell, Inc.	2,392
106	Plug Power, Inc.(a)	4,057
13	Rockwell Automation, Inc.	4,152
128	Sunrun, Inc.(a)	7,383

		21,729

	Electronic Equipment, Instruments & Components – 0.5%
34	Avnet, Inc.	1,296
2	CDW Corp.	373
33	Cognex Corp.	2,890
8	Coherent, Inc.(a)	2,035
23	Corning, Inc.	818
41	Itron, Inc.(a)	3,189
3	Keysight Technologies, Inc.(a)	540
7	Littelfuse, Inc.	2,062
7	Rogers Corp.(a)	1,408
40	TE Connectivity Ltd.	5,840
4	Trimble, Inc.(a)	350
61	Vishay Intertechnology, Inc.	1,172

		21,973

	Energy Equipment & Services – 0.3%
258	Archrock, Inc.	2,113
33	Baker Hughes Co.	828
77	ChampionX Corp.(a)	2,020

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
212	Schlumberger NV	$6,839

		11,800

	Entertainment – 0.7%
23	Electronic Arts, Inc.	3,226
16	Netflix, Inc.(a)	11,045
91	Walt Disney Co. (The)(a)	15,385

		29,656

	Food & Staples Retailing – 0.2%
23	BJ’s Wholesale Club Holdings, Inc.(a)	1,344
1	Costco Wholesale Corp.	492
21	Kroger Co. (The)	840
83	SpartanNash Co.	1,921
41	Sysco Corp.	3,153
18	Walgreens Boots Alliance, Inc.	846

		8,596

	Food Products – 0.2%
20	Campbell Soup Co.	799
6	Conagra Brands, Inc.	193
31	Darling Ingredients, Inc.(a)	2,620
15	General Mills, Inc.	927
36	Hain Celestial Group, Inc. (The)(a)	1,615
20	Hormel Foods Corp.	847
17	Ingredion, Inc.	1,619
4	J.M. Smucker Co. (The)	492
7	Kellogg Co.	429
5	McCormick & Co., Inc.	401
14	Mondelez International, Inc., Class A	850

		10,792

	Gas Utilities – 0.1%
37	New Jersey Resources Corp.	1,399
20	ONE Gas, Inc.	1,346
34	South Jersey Industries, Inc.	774
42	UGI Corp.	1,823

		5,342

	Health Care Equipment & Supplies – 0.7%
1	Align Technology, Inc.(a)	624
6	Baxter International, Inc.	474
3	Becton Dickinson & Co.	719
2	Cooper Cos., Inc. (The)	834
8	Danaher Corp.	2,494
4	DENTSPLY SIRONA, Inc.	229
1	DexCom, Inc.(a)	623
11	Edwards Lifesciences Corp.(a)	1,318
19	Globus Medical, Inc., Class A(a)	1,466
8	Haemonetics Corp.(a)	550
17	Hill-Rom Holdings, Inc.	2,633

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
7	Hologic, Inc.(a)	$513
12	Intuitive Surgical, Inc.(a)	4,334
38	Meridian Bioscience, Inc.(a)	715
12	Merit Medical Systems, Inc.(a)	807
9	Penumbra, Inc.(a)	2,489
4	Quidel Corp.(a)	531
9	STAAR Surgical Co.(a)	1,066
29	STERIS PLC	6,779
3	Stryker Corp.	798

		29,996

	Health Care Providers & Services – 1.2%
7	Amedisys, Inc.(a)	1,185
1	Anthem, Inc.	435
28	Centene Corp.(a)	1,995
5	Chemed Corp.	2,411
64	CVS Health Corp.	5,714
17	DaVita, Inc.(a)	1,755
18	Encompass Health Corp.	1,144
73	HCA Healthcare, Inc.	18,284
9	Henry Schein, Inc.(a)	687
23	Humana, Inc.	10,653
7	Laboratory Corp. of America Holdings(a)	2,009
68	MEDNAX, Inc.(a)	1,852
27	Patterson Cos., Inc.	844
11	Quest Diagnostics, Inc.	1,615
48	Select Medical Holdings Corp.	1,594

		52,177

	Health Care Technology – 0.1%
113	Allscripts Healthcare Solutions, Inc.(a)	1,557
40	Cerner Corp.	2,972

		4,529

	Hotels, Restaurants & Leisure – 1.1%
5	Booking Holdings, Inc.(a)	12,104
3	Expedia Group, Inc.(a)	493
53	Hilton Worldwide Holdings, Inc.(a)	7,629
20	Jack in the Box, Inc.	1,979
6	McDonald’s Corp.	1,473
23	Shake Shack, Inc., Class A(a)	1,591
34	Six Flags Entertainment Corp.(a)	1,399
90	Starbucks Corp.	9,546
69	Wendy’s Co. (The)	1,539
84	Yum China Holdings, Inc.	4,795
32	Yum! Brands, Inc.	3,998

		46,546

	Household Durables – 0.2%
52	KB Home	2,088
39	Meritage Homes Corp.(a)	4,240

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
70	Taylor Morrison Home Corp.(a)	$2,137

		8,465

	Household Products – 0.3%
3	Clorox Co. (The)	489
114	Colgate-Palmolive Co.	8,686
27	Kimberly-Clark Corp.	3,496

		12,671

	Independent Power & Renewable Electricity Producers – 0.2%
24	AES Corp. (The)	603
55	NextEra Energy Partners LP	4,746
37	Sunnova Energy International, Inc.(a)	1,649

		6,998

	Industrial Conglomerates – 0.2%
9	3M Co.	1,608
52	General Electric Co.	5,454
2	Honeywell International, Inc.	437

		7,499

	Insurance – 1.0%
8	Aflac, Inc.	429
12	Allstate Corp. (The)	1,484
157	American International Group, Inc.	9,277
21	Chubb Ltd.	4,103
30	First American Financial Corp.	2,194
12	Hanover Insurance Group, Inc. (The)	1,512
94	Hartford Financial Services Group, Inc. (The)	6,856
4	Lincoln National Corp.	289
13	Marsh & McLennan Cos., Inc.	2,168
7	MetLife, Inc.	440
19	Prudential Financial, Inc.	2,091
77	Reinsurance Group of America, Inc.	9,092
10	Travelers Cos., Inc. (The)	1,609

		41,544

	Interactive Media & Services – 1.5%
3	Alphabet, Inc., Class A(a)	8,883
9	Alphabet, Inc., Class C(a)	26,688
88	Meta Platforms, Inc., Class A(a)	28,474
7	Twitter, Inc.(a)	375

		64,420

	Internet & Direct Marketing Retail – 1.2%
74	Alibaba Group Holding Ltd., Sponsored ADR(a)	12,205
7	Amazon.com, Inc.(a)	23,607
172	eBay, Inc.	13,196
200	Qurate Retail, Inc., Class A	2,088

		51,096

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 1.6%
50	Automatic Data Processing, Inc.	$11,224
17	Cognizant Technology Solutions Corp., Class A	1,328
191	DXC Technology Co.(a)	6,221
65	Fiserv, Inc.(a)	6,402
33	Gartner, Inc.(a)	10,953
12	International Business Machines Corp.	1,501
30	MasterCard, Inc., Class A	10,066
12	Paychex, Inc.	1,479
5	VeriSign, Inc.(a)	1,113
92	Visa, Inc., Class A	19,483
9	WEX, Inc.(a)	1,347

		71,117

	Leisure Products – 0.0%
36	Callaway Golf Co.(a)	974

	Life Sciences Tools & Services – 0.4%
9	Agilent Technologies, Inc.	1,417
17	Illumina, Inc.(a)	7,056
37	NeoGenomics, Inc.(a)	1,702
17	Repligen Corp.(a)	4,939
4	Thermo Fisher Scientific, Inc.	2,532
2	Waters Corp.(a)	735

		18,381

	Machinery – 0.9%
22	AGCO Corp.	2,689
17	Caterpillar, Inc.	3,468
13	Chart Industries, Inc.(a)	2,308
16	Cummins, Inc.	3,838
30	Deere & Co.	10,269
7	Illinois Tool Works, Inc.	1,595
29	ITT, Inc.	2,728
39	Kennametal, Inc.	1,550
23	Oshkosh Corp.	2,461
7	Otis Worldwide Corp.	562
31	PACCAR, Inc.	2,778
6	Parker-Hannifin Corp.	1,780
31	Terex Corp.	1,389
26	Toro Co. (The)	2,482

		39,897

	Media – 0.9%
2	Cable One, Inc.	3,422
15	Charter Communications, Inc., Class A(a)	10,123
230	Comcast Corp., Class A	11,829
122	Discovery, Inc., Series A(a)	2,860
6	Discovery, Inc., Series C(a)	135
84	Interpublic Group of Cos., Inc. (The)	3,072
32	New York Times Co. (The), Class A	1,747
196	News Corp., Class A	4,488

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
43	Omnicom Group, Inc.	$2,928

		40,604

	Metals & Mining – 0.2%
93	Cleveland-Cliffs, Inc.(a)	2,242
53	Commercial Metals Co.	1,706
3	Nucor Corp.	335
23	Reliance Steel & Aluminum Co.	3,362
15	Royal Gold, Inc.	1,485

		9,130

	Multi-Utilities – 0.1%
23	Consolidated Edison, Inc.	1,734
10	DTE Energy Co.	1,134
10	Sempra Energy	1,276
6	WEC Energy Group, Inc.	540

		4,684

	Multiline Retail – 0.2%
133	Macy’s, Inc.	3,520
22	Target Corp.	5,712

		9,232

	Oil, Gas & Consumable Fuels – 1.1%
204	Antero Midstream Corp.	2,171
293	APA Corp.	7,680
126	ConocoPhillips	9,386
23	Devon Energy Corp.	922
54	Diamondback Energy, Inc.	5,788
28	DTE Midstream LLC(a)	1,343
127	EOG Resources, Inc.	11,742
48	EQT Corp.(a)	956
52	Kinder Morgan, Inc.	871
79	Marathon Oil Corp.	1,289
22	ONEOK, Inc.	1,400
57	Range Resources Corp.(a)	1,329
147	Southwestern Energy Co.(a)	717
16	Valero Energy Corp.	1,237
25	World Fuel Services Corp.	763

		47,594

	Paper & Forest Products – 0.1%
39	Louisiana-Pacific Corp.	2,298
1	Sylvamo Corp.(a)	28

		2,326

	Personal Products – 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	649

	Pharmaceuticals – 0.8%
100	Bristol-Myers Squibb Co.	5,840
4	Eli Lilly & Co.	1,019

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
13	Jazz Pharmaceuticals PLC(a)	$1,730
28	Merck & Co., Inc.	2,465
99	Novartis AG, Sponsored ADR	8,193
36	Novo Nordisk A/S, Sponsored ADR	3,965
58	Pfizer, Inc.	2,537
179	Roche Holding AG, Sponsored ADR	8,651
57	Viatris, Inc.	761
7	Zoetis, Inc.	1,513

		36,674

	Professional Services – 0.2%
23	Exponent, Inc.	2,640
2	IHS Markit Ltd.	262
8	Insperity, Inc.	1,000
24	Korn Ferry	1,853
14	ManpowerGroup, Inc.	1,353
9	Nielsen Holdings PLC	182

		7,290

	Real Estate Management & Development – 0.2%
46	CBRE Group, Inc., Class A(a)	4,787
12	Jones Lang LaSalle, Inc.(a)	3,099

		7,886

	REITs - Apartments – 0.2%
42	American Campus Communities, Inc.	2,256
3	AvalonBay Communities, Inc.	710
30	Camden Property Trust	4,893
15	Equity Residential	1,296

		9,155

	REITs - Diversified – 0.2%
12	American Tower Corp.	3,384
9	Crown Castle International Corp.	1,623
21	CyrusOne, Inc.	1,722
4	Digital Realty Trust, Inc.	631
2	Equinix, Inc.	1,674
32	Weyerhaeuser Co.	1,143

		10,177

	REITs - Health Care – 0.0%
10	Ventas, Inc.	534
12	Welltower, Inc.	965

		1,499

	REITs - Hotels – 0.0%
30	Host Hotels & Resorts, Inc.(a)	505

	REITs - Mortgage – 0.1%
73	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,409

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.2%
1	Boston Properties, Inc.	$113
64	Corporate Office Properties Trust	1,736
72	Douglas Emmett, Inc.	2,353
96	Easterly Government Properties, Inc.	2,019
32	Kilroy Realty Corp.	2,156

		8,377

	REITs - Regional Malls – 0.0%
78	Macerich Co. (The)	1,411

	REITs - Shopping Centers – 0.1%
170	Brixmor Property Group, Inc.	3,985

	REITs - Storage – 0.0%
7	Iron Mountain, Inc.	319

	REITs - Warehouse/Industrials – 0.1%
22	ProLogis, Inc.	3,189

	Road & Rail – 0.2%
21	CSX Corp.	760
1	Kansas City Southern	310
12	Norfolk Southern Corp.	3,517
20	Ryder System, Inc.	1,699
8	Union Pacific Corp.	1,931

		8,217

	Semiconductors & Semiconductor Equipment – 2.0%
14	Advanced Micro Devices, Inc.(a)	1,683
5	Analog Devices, Inc.	867
11	Applied Materials, Inc.	1,503
25	Cirrus Logic, Inc.(a)	2,020
12	Enphase Energy, Inc.(a)	2,780
55	First Solar, Inc.(a)	6,577
34	Ichor Holdings Ltd.(a)	1,487
60	Intel Corp.	2,940
3	Lam Research Corp.	1,691
25	Micron Technology, Inc.	1,728
149	NVIDIA Corp.	38,095
1	NXP Semiconductors NV	201
67	QUALCOMM, Inc.	8,914
19	Silicon Laboratories, Inc.(a)	3,586
5	SolarEdge Technologies, Inc.(a)	1,773
26	Texas Instruments, Inc.	4,875
11	Universal Display Corp.	2,015
19	Wolfspeed, Inc.(a)	2,282

		85,017

	Software – 2.8%
6	Adobe, Inc.(a)	3,902
56	Autodesk, Inc.(a)	17,786
15	Blackbaud, Inc.(a)	1,065

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
21	Bottomline Technologies, Inc.(a)	$972
3	Citrix Systems, Inc.	284
30	CommVault Systems, Inc.(a)	1,845
7	Fair Isaac Corp.(a)	2,787
68	Microsoft Corp.	22,550
43	NCR Corp.(a)	1,700
199	NortonLifeLock, Inc.	5,065
254	Oracle Corp.	24,369
13	Paylocity Holding Corp.(a)	3,967
14	Qualys, Inc.(a)	1,743
48	salesforce.com, Inc.(a)	14,385
20	SPS Commerce, Inc.(a)	3,055
61	Workday, Inc., Class A(a)	17,689

		123,164

	Specialty Retail – 0.7%
45	American Eagle Outfitters, Inc.	1,068
16	Asbury Automotive Group, Inc.(a)	3,131
1	AutoZone, Inc.(a)	1,785
9	Best Buy Co., Inc.	1,100
20	Boot Barn Holdings, Inc.(a)	2,090
8	Five Below, Inc.(a)	1,578
6	GameStop Corp., Class A(a)	1,101
6	Home Depot, Inc. (The)	2,231
10	Lithia Motors, Inc.	3,192
24	Lowe’s Cos., Inc.	5,612
11	Monro, Inc.	679
2	TJX Cos., Inc. (The)	131
4	Tractor Supply Co.	869
2	Ulta Beauty, Inc.(a)	735
16	Williams-Sonoma, Inc.	2,972

		28,274

	Technology Hardware, Storage & Peripherals – 0.1%
60	Hewlett Packard Enterprise Co.	879
79	HP, Inc.	2,396
29	Seagate Technology Holdings PLC	2,583

		5,858

	Textiles, Apparel & Luxury Goods – 0.4%
10	Deckers Outdoor Corp.(a)	3,953
322	Under Armour, Inc., Class A(a)	7,071
64	VF Corp.	4,664
39	Wolverine World Wide, Inc.	1,294

		16,982

	Thrifts & Mortgage Finance – 0.1%
53	Mr. Cooper Group, Inc.(a)	2,324

	Trading Companies & Distributors – 0.0%
13	GATX Corp.	1,233

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.1%
13	American Water Works Co., Inc.	$2,264
39	Essential Utilities, Inc.	1,836

		4,100

	Wireless Telecommunication Services – 0.1%
21	Shenandoah Telecommunications Co.	580
25	T-Mobile US, Inc.(a)	2,876

		3,456

	Total Common Stocks (Identified Cost $1,206,117)	1,499,708

Principal Amount

Bonds and Notes – 19.3%
	Automotive – 0.3%
$ 7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,729
2,000	Lear Corp., 4.250%, 5/15/2029	2,231
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,023

		14,983

	Banking – 2.5%
8,000	American Express Co., 3.700%, 8/03/2023	8,407
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,029
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,427
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,221
7,000	Citigroup, Inc., 4.600%, 3/09/2026	7,808
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,019
7,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,513
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	7,338
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,267
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,335
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,580
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	8,405
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,167
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,223

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 6,000	State Street Corp., 2.400%, 1/24/2030	$6,164
8,000	Truist Bank, 3.200%, 4/01/2024	8,430
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,313

		106,646

	Brokerage – 0.4%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	8,257
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,012

		17,269

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,587

	Construction Machinery – 0.3%
9,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	9,020
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,016

		13,036

	Consumer Cyclical Services – 0.2%
7,000	eBay, Inc., 3.800%, 3/09/2022	7,063

	Diversified Manufacturing – 0.2%
8,000	3M Co., 3.050%, 4/15/2030	8,618

	Electric – 1.0%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,477
9,000	Entergy Corp., 0.900%, 9/15/2025	8,770
4,000	Exelon Corp., 4.050%, 4/15/2030	4,503
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,989
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,268
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,254
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,542

		43,803

	Environmental – 0.1%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	4,679

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Environmental – continued
$ 2,000	Waste Management, Inc., 2.950%, 6/01/2041	$2,073

		6,752

	Finance Companies – 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	4,160

	Financial Other – 0.1%
5,000	ORIX Corp., 2.900%, 7/18/2022	5,075

	Food & Beverage – 0.6%
9,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	8,959
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,609
9,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,375

		25,943

	Government Owned - No Guarantee – 0.4%
12,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,990

	Health Insurance – 0.4%
7,000	Anthem, Inc., 4.101%, 3/01/2028	7,880
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,258

		16,138

	Healthcare – 0.3%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,198
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,264
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,137
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,191

		14,790

	Independent Energy – 0.2%
7,000	EQT Corp., 3.000%, 10/01/2022	7,072

	Integrated Energy – 0.6%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,518
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,457

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Integrated Energy – continued
$ 6,000	Shell International Finance BV, 6.375%, 12/15/2038	$8,885

		25,860

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,495
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,168

		4,663

	Media Entertainment – 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,438

	Midstream – 0.2%
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,424

	Mortgage Related – 3.2%
1,235	FHLMC, 3.000%, 6/01/2049	1,288
44,932	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	44,958
37,156	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	38,187
36,586	FNMA, 3.000%, with various maturities from 2035 to 2051(b)	38,253
9,936	FNMA, 3.500%, with various maturities in 2049(b)	10,580
2,036	FNMA, 4.000%, 3/01/2050	2,177
2,338	FNMA, 4.500%, with various maturities in 2049(b)	2,530

		137,973

	Natural Gas – 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,825

	Pharmaceuticals – 0.6%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,505
5,000	Amgen, Inc., 2.650%, 5/11/2022	5,052
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,960
9,000	Johnson & Johnson, 1.300%, 9/01/2030	8,622
4,000	Viatris, Inc., 3.850%, 6/22/2040	4,284

		28,423

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Property & Casualty Insurance – 0.2%
$ 7,000	American International Group, Inc., 3.400%, 6/30/2030	$7,581
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,130

		9,711

	Railroads – 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,442

	REITs - Apartments – 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,242

	REITs - Health Care – 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	5,134

	REITs - Office Property – 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,226

	REITs - Single Tenant – 0.1%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,974
2,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	2,154

		4,128

	Restaurants – 0.2%
7,000	Starbucks Corp., 2.250%, 3/12/2030	7,028

	Retailers – 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,529

	Technology – 1.3%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,312
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,410
4,000	HP, Inc., 3.000%, 6/17/2027	4,227
4,000	Intel Corp., 2.450%, 11/15/2029	4,126
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,228
4,000	NVIDIA Corp., 2.850%, 4/01/2030	4,250
8,000	Oracle Corp., 2.950%, 5/15/2025	8,421
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,511

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$ 5,000	VMware, Inc., 2.950%, 8/21/2022	$5,084

		55,569

	Treasuries – 4.1%
8,000	U.S. Treasury Bond, 2.250%, 5/15/2041	8,350
7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,715
19,000	U.S. Treasury Bond, 2.875%, 11/15/2046	22,489
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	25,066
11,000	U.S. Treasury Bond, 3.000%, 2/15/2048	13,392
18,000	U.S. Treasury Bond, 3.000%, 2/15/2049	22,054
29,000	U.S. Treasury Note, 0.375%, 11/30/2025	28,196
12,000	U.S. Treasury Note, 1.625%, 8/31/2022	12,149
36,000	U.S. Treasury Note, 2.125%, 12/31/2022	36,789

		176,200

	Utility Other – 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,071

	Wireless – 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,597

	Wirelines – 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	4,160
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,484
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	7,155

		13,799

	Total Bonds and Notes (Identified Cost $847,232)	838,207

Shares

Exchange-Traded Funds – 4.5%
2,394	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $164,557)	193,794

Mutual Funds – 6.4%
3,983	WCM Focused Emerging Markets Fund, Institutional Class	82,171
6,785	WCM Focused International Growth Fund, Institutional Class	196,159

Shares	Description	Value (†)

Mutual Funds – continued
	Total Mutual Funds (Identified Cost $234,155)	$278,330

Affiliated Mutual Funds – 33.3%
32,630	Loomis Sayles Inflation Protected Securities Fund, Class N	393,194
38,705	Loomis Sayles Limited Term Government and Agency Fund, Class N	440,460
40,231	Mirova Global Green Bond Fund, Class N	418,800
12,874	Mirova International Sustainable Equity Fund, Class N	194,648

	Total Affiliated Mutual Funds (Identified Cost $1,426,741)	1,447,102

Principal Amount

Short-Term Investments – 3.0%
$ 129,467	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $129,467 on 11/01/2021 collateralized by $106,000 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $132,521 including accrued interest(d) (Identified Cost $129,467)	129,467

	Total Investments – 101.1% (Identified Cost $4,008,269)	4,386,608
	Other assets less liabilities – (1.1)%	(48,089)

	Net Assets – 100.0%	$4,338,519

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $4,335 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,143	$192,117	$43,031	$2,635	$(1,670)	$393,194	$11,397
Loomis Sayles Limited Term Government and Agency Fund, Class N	282,763	203,349	40,239	(93)	(5,320)	440,460	2,339
Mirova Global Green Bond Fund, Class N	269,329	196,721	36,237	38	(11,051)	418,800	3,798
Mirova International Sustainable Equity Fund, Class N	138,776	67,934	26,845	3,882	10,901	194,648	1,618

	$934,011	$660,121	$146,352	$6,462	$(7,140)	$1,447,102	$19,152

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,499,708	$—	$—	$1,499,708
Bonds and Notes*	—	838,207	—	838,207
Exchange-Traded Funds	193,794	—	—	193,794
Mutual Funds	278,330	—	—	278,330
Affiliated Mutual Funds	1,447,102	—	—	1,447,102
Short-Term Investments	—	129,467	—	129,467

Total	$3,418,934	$967,674	$—	$4,386,608

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	50.0%
Fixed Income	48.1
Short-Term Investments	3.0

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%